Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Organization and Business Operations

Note 1 - Organization and Business Operations

Safety Shot Inc. (NASDAQ: SHOT) was formerly known as Jupiter Wellness Inc. In August 2023 the Company acquired certain assets of GBB Drink Lab Inc which included the blood alcohol detox drink Sure Shot (the “Sure Shot Dietary Supplement”), an over-the-counter drink that can lower blood alcohol content to allow recovery from the effects of alcohol at a rate faster than would occur normally. Concurrently with the purchase, the Company changed its name to Safety Shot, Inc. and changed its NASDAQ trading symbol to SHOT. The Company launched the Sure Shot Dietary Supplement in December 2023.

To achieve our mission, we rely on a team of highly skilled and experienced professionals who are committed to advancing our vision of health and wellness. Our team includes scientists, researchers, product developers, and business experts who collaborate to create new products and enhance existing ones. We also partner with industry leaders and organizations to leverage the latest technologies and expand our reach.

The Company generates revenue through the sale of the Sure Shot Dietary Supplement available online and several Big Box retail stores. We are dedicated to staying up-to-date with the latest scientific research and technology, ensuring that our products are effective, safe, and meet the highest industry standards.

Going Concern Consideration

As of March 31, 2025, and December 31, 2024, the Company had accumulated deficits of $120,417,280 and $115,090,347, respectively, and cash flow used in operations of $4,628,114 and $18,089,748 for the three months ended March 31, 2025, and year ended December 31, 2024. The Company has incurred and expects to continue to incur significant costs in pursuit of its expansion and development plans. At March 31, 2025 and December 31, 2024, the Company had $329,285 and $348,816 respectively, in cash and negative working capital of $5,153,844 and $6,816,953, respectively. These conditions have raised substantial doubt about the Company’s ability to continue as a going concern as noted by our auditors, M&K CPAS, PLLC.

Note 1 - Organization and Business Operations

Safety Shot Inc. (NASDAQ: SHOT) was formerly known as Jupiter Wellness Inc. In August 2023 the Company acquired certain assets of GBB Drink Lab Inc which included the blood alcohol detox drink Safety Shot, an over-the-counter drink that can lower blood alcohol content to allow recovery from the effects of alcohol at a rate faster than would occur normally. Concurrently with the purchase, the Company changed its name to Safety Shot, Inc. and changed its NASDAQ trading symbol to SHOT. The Company launched Safety Shot in December 2023.

Safety Shot has a well-established clinical development infrastructure and fits within the Company’s existing over-the-counter health and wellness products. The Company will continue its current products line as an operating division and is committed to supporting health and wellness by developing innovative solutions to a range of conditions. We take pride in our research and development of over-the-counter (OTC) products and intellectual property, which aim to address some of the most prevalent health and wellness concerns today. Our product pipeline includes a diverse range of products, such as hair loss treatments, eczema creams, vitiligo solutions, and sexual wellness products, that cater to different health and wellness needs. We are dedicated to staying up-to-date with the latest scientific research and technology, ensuring that our products are effective, safe, and meet the highest industry standards.

To achieve our mission, we rely on a team of highly skilled and experienced professionals who are committed to advancing our vision of health and wellness. Our team includes scientists, researchers, product developers, and business experts who collaborate to create new products and enhance existing ones. We also partner with industry leaders and organizations to leverage the latest technologies and expand our reach.

We generate revenue through various channels, including the sales of our OTC and consumer products. Our products are available through various retailers and e-commerce platforms, making them accessible to a broad customer base. Additionally, we collaborate with other companies to license our intellectual property, creating additional revenue streams and expanding our global presence.

Segment Reporting

The Company operates as a single reportable segment. The Chief Operating Decision Maker (CODM) (our CEO, Jarrett Boon) reviews the financial performance of the company on a consolidated basis and makes decisions regarding resource allocation at that level. As a result, the company has determined that it operates in a single operating segment in accordance with Accounting Standards Codification (ASC) 280, Segment Reporting. The company’s product is a dietary drink supplement. Revenues from external customers are derived from e-commerce, distributors, and direct to retail consumers. The company only operates in the United States.

Going Concern Consideration

As of December 31, 2024 and 2023, the Company had accumulated deficits of $115,090,347 and $65,680,715, respectively, and cash flow used in operations of $18,089,748 and $10,715,314 for the years ended December 31, 2024 and 2023. The Company has incurred and expects to continue to incur significant costs in pursuit of its expansion and development plans. At December 31, 2024 and 2023, the Company had $348,816 and $3,833,349, respectively, in cash and working capital of a negative $6,816,953 and a positive $4,303,687, respectively. These conditions have raised doubt about the Company’s ability to continue as a going concern as noted by our auditors, M&K CPAS, PLLC.

Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
Organization and Business Operations

NOTE 1 - NATURE AND DESCRIPTION OF BUSINESS

Yerbaé Brands Corp. (“Yerbaé” and, together with its subsidiary, the “Company”, “we”, or “us”) is a corporation existing under the Business Corporations Act (British Columbia) (“BCBCA”). Yerbaé’s principal subsidiaries are Yerbaé Brands Co. (“Yerbaé USA”) and Yerbaé LLC of which Yerbaé owns 100% interests in. Yerbaé is a beverage manufacturer focusing on the development and distribution of plant-based energy drinks and seltzers.

On May 19, 2022, Yerbaé (formerly Kona Bay Technologies Inc. (“Kona Bay”)) entered into a definitive arrangement agreement and plan of merger, as amended on August 31, 2022 and February 8, 2023, with Yerbaé USA, Kona Bay Technologies (Delaware) Inc. (“Merger Sub”), a wholly-owned Delaware subsidiary of the Company, 1362283 B.C. Ltd. (“FinCo”), a wholly-owned British Columbia subsidiary of Kona Bay, Todd Gibson and Karrie Gibson, pursuant to which Kona Bay proposed to complete a business combination with Yerbaé USA via the acquisition of all of the issued and outstanding securities of Yerbaé USA from the securityholders (collectively, the “Original Yerbaé Securityholders”) of Yerbaé USA (the “Kona Bay Transaction”). The Kona Bay Transaction was subject to the approval of the TSX Venture Exchange (“TSXV”) and constituted a reverse takeover of Kona Bay by Yerbaé USA as defined in TSXV Policy 5.2 – Change of Business and Reverse Takeovers.

On February 8, 2023, Yerbaé completed the Kona Bay Transaction with Yerbaé USA by way of a reverse merger conducted pursuant to: (i) the provisions of the Delaware General Corporations Law (“DGCL”) in which Merger Sub merged with and into Yerbaé USA, and (ii) a plan of arrangement conducted pursuant to the provisions of the BCBCA, which resulted in the amalgamation of Kona Bay with FinCo. In connection with the closing of the Kona Bay Transaction, Yerbaé (formerly, Kona Bay Technologies Inc.) consolidated its issued and outstanding common shares (each, a “Common Share”) on the basis of 5.8 pre-consolidation Common Shares every one post-consolidation Common Share and changed its name from “Kona Bay Technologies Inc.” to “Yerbaé Brands Corp.”

On January 7, 2025, Yerbaé entered into a definitive Arrangement Agreement with Safety Shot, pursuant to which, among other things, Safety Shot will acquire all of the issued and outstanding common shares of Yerbaé. The Arrangement will be implemented by way of a plan of arrangement in accordance with the Business Corporations Act and is subject to approval by the Supreme Court of British Columbia, the stockholders of Safety Shot and the shareholders of Yerbaé, and subject to other customary closing conditions for a transaction of this nature and size. The Arrangement has not been consummated as of the date of this filing.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include Yerbaé and its subsidiaries and include the accounts of all majority owned subsidiaries over which the Company exercises control and, when applicable, entities in which the Company has a controlling financial interest. All intercompany balances and transactions have been eliminated in consolidation. The Company had the following wholly-owned consolidated subsidiaries as of December 31, 2024:

Subsidiary	Date of Incorporation	Jurisdiction of Incorporation	Ownership Percentage	Direct or Indirect Ownership
Yerbaé Brands Co.	August 21, 2020	Delaware	100%	Direct
Yerbaé LLC(1)	May 18, 2016	Delaware	100%	Indirect

(1)	Yerbaé LLC is a wholly-owned subsidiary of Yerbaé Brands Co.

Going Concern

Yerbaé’s evaluation of its ability to continue as a going concern requires it to evaluate its future sources and uses of cash sufficient to fund its currently expected operations in conducting business activities one year from the date its consolidated financial statements are issued. Yerbaé evaluates the probability associated with each source and use of cash resources in making its going concern determination.

As discussed in Yerbaé’s consolidated financial statements, management believes that it is probable that the Company will be unable to meet its obligations as they come due within one year after the date that the financial statements are issued. Should the additional planned financings not occur as expected, management will implement alternative arrangements and such arrangements could have a potentially significant negative impact on the current net asset value of the Company. These alternatives include: (1) raising additional capital by means other than those planned through equity and/or debt financings; and/or (2) entering into new commercial relationships to help fund future expenses.

As a result of the Company’s recurring losses from operations, and the need for additional financing to fund its operating and capital requirements within one year after the date that the financial statements are issued, there is uncertainty regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively, which raises substantial doubt as to the Company’s ability to continue as a going concern.

Management Estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires the use of estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. These estimates are based on historical experience and various other assumptions that management believes to be reasonable under the circumstances, including the potential future effects of macroeconomic trends and events, such as inflation and interest rate levels; supply chain disruptions; uncertainty from potential recessionary effects; climate-related matters; market, industry and regulatory factors, including permitting issues; global events, such as the ongoing military conflicts in Ukraine and Palestine; and public health matters. These estimates form the basis for making judgments about the Company’s operating results and the carrying values of assets and liabilities that are not readily apparent from other sources. While management believes that such estimates are reasonable when considered in conjunction with the Company’s consolidated financial position and results of operations taken as a whole, actual results could differ materially from these estimates.